Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Net operating revenues	$ 2,026.9	$ 1,877.6	$ 1,784.9
Less: Provision for doubtful accounts	(21.0)	(16.4)	(30.7)
Net operating revenues less provision for doubtful accounts	2,005.9	1,861.2	1,754.2
Operating expenses:
Salaries and benefits	982.0	921.7	887.4
Other operating expenses	284.0	269.5	246.7
General and administrative expenses	110.5	106.2	104.5
Supplies	102.8	99.4	96.8
Depreciation and amortization	78.8	73.1	67.6
Occupancy costs	48.4	44.9	44.9
Loss on disposal of assets	4.3	1.4	3.4
Government, class action, and related settlements	(12.3)	1.1	36.7
Professional fees-accounting, tax, and legal	21.0	17.2	8.8
Total operating expenses	1,619.5	1,534.5	1,496.8
Loss on early extinguishment of debt	38.8	12.3	12.5
Interest expense and amortization of debt discounts and fees	119.4	125.6	125.7
Other income	(2.7)	(4.3)	(3.3)
Loss on interest rate swaps	0	13.3	19.6
Equity in net income of nonconsolidated affiliates	(12.0)	(10.1)	(4.6)
Income from continuing operations before income tax expense (benefit)	242.9	189.9	107.5
Provision for income tax expense (benefit)	37.1	(740.8)	(2.9)
Income from continuing operations	205.8	930.7	110.4
Income from discontinued operations, net of tax	48.8	9.1	18.4
Net income	254.6	939.8	128.8
Less: Net income attributable to noncontrolling interests	(45.9)	(40.8)	(34.0)
Net income attributable to HealthSouth	208.7	899.0	94.8
Less: Convertible perpetual preferred stock dividends	(26.0)	(26.0)	(26.0)
Net income attributable to HealthSouth common shareholders	182.7	873.0	68.8
Weighted average common shares outstanding:
Basic	93.3	92.8	88.8
Diluted	109.2	108.5	103.3
Basic:
Income from continuing operations attributable to HealthSouth common shareholders	$ 1.42	$ 9.31	$ 0.58
Income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	$ 0.54	$ 0.10	$ 0.19
Net income attributable to HealthSouth common shareholders	$ 1.96	$ 9.41	$ 0.77
Diluted:
Income from continuing operations attributable to HealthSouth common shareholders	$ 1.42	$ 8.20	$ 0.58
Income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	$ 0.54	$ 0.08	$ 0.19
Net income attributable to HealthSouth common shareholders	$ 1.96	$ 8.28	$ 0.77
Amounts attributable to HealthSouth:
Income from continuing operations	158.8	889.8	77.1
Income from discontinued operations, net of tax	49.9	9.2	17.7
Net income attributable to HealthSouth	$ 208.7	$ 899.0	$ 94.8